Statutory Information - Reconciliation of Net Income and Stockholder's Equity on the Basis of Statutory Accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income
Net income (loss)	$ 0.2	$ (0.6)	$ 1.2
Stockholder's Equity
Total stockholder's equity	12.1	11.8	45.3	$ 46.5
New York Department of Commerce
Net Income
Based on SAP	(1.0)	(0.1)	1.1
Policy and claim reserves	1.1	0.0	0.0
Investment valuation difference	0.0	0.0	(0.1)
Current income taxes	(0.2)	0.0	0.0
Deferred taxes	(0.2)	0.5	0.0
Deferred gain on disposal of businesses and gains on disposal of businesses	0.0	0.0	0.1
Other differences	0.5	(1.0)	0.1
Net income (loss)	0.2	(0.6)	$ 1.2
Stockholder's Equity
Based on SAP	10.8	11.8
Policy and claim reserves	1.1	0.0
Investment valuation difference	(0.7)	(1.0)
Current income taxes	(0.2)	0.0
Deferred taxes	0.3	0.4
Deferred gain on disposal of businesses and gains on disposal of businesses	(0.4)	(0.6)
Other differences	1.2	1.2
Total stockholder's equity	$ 12.1	$ 11.8